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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.
Madison Mosaic Tax-Free National Fund

Portfolio of Investments - June 30, 2012 (unaudited)

LONG TERM MUNICIPAL BONDS - 98.0%	Par Value	Value (Note 1)
Alabama - 5.0%
Troy University, (ASSURED GTY) 4.125%, 11/1/23	420,000	$450,555
Tuscaloosa Public Educational Building Authority, (ASSURED GTY) 6.375%, 7/1/28	295,000	346,554
University of South Alabama, (AMBAC) 5%, 12/1/24	700,000	791,595
		1,588,704
Arizona - 3.0%
City of Tempe AZ, (Prerefunded 7/01/15 @ 100) 5%, 7/1/20	225,000	255,215
Glendale Western Loop 101 Public Facilities Corp, 6%, 7/1/24	525,000	559,897
Northern Arizona University, Certificate Participation (AMBAC) 5%, 9/1/23	150,000	158,406
		973,518
Arkansas - 1.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM) 5%, 10/1/21	175,000	204,972
Lake Hamilton School District No 5 of Garland County, General Obligation Ltd 3%, 4/1/21	320,000	331,878
		536,851
Colorado - 1.4%
El Paso County Facilities Corp, Certificate Participation 5%, 12/1/27	400,000	459,616

Florida - 10.7%
Emerald Coast Utilities Authority, (NATL-RE FGIC) 5%, 1/1/25	1,010,000	1,041,431
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	503,840
Lee County Industrial Development Authority/FL, 5%, 11/1/28	500,000	555,245
Peace River/Manasota Regional Water Supply Authority, (AGM) 5%, 10/1/23	750,000	804,330
State of Florida, General Obligation (ST GTD) 4.75%, 6/1/35	500,000	524,460
		3,429,306
Georgia - 7.4%
Augusta-Richmond County Coliseum Authority, (CNTY GTD) 5%, 10/1/23	890,000	1,066,434
City of Atlanta GA Water & Wastewater Revenue, (AGM) 5.75%, 11/1/30	300,000	397,488
Emanuel County Hospital Authority, (AMBAC CNTY GTD) 4.3%, 7/1/17	250,000	262,793
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	106,949
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/18	25,000	269,955
Gwinnett County Development Authority, Certificate Participation (NATL-RE) 5.25%, 1/1/21	100,000	123,238
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	142,670
		2,369,526
Illinois - 5.9%
County of Winnebago IL, General Obligation (NATL-RE) 5%, 12/30/24	1,000,000	1,071,500
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Ltd 3%, 12/1/21	495,000	516,468
Regional Transportation Authority, (AMBAC GO OF AUTH) 7.2%, 11/1/20	260,000	310,310
		1,898,278
Indiana - 5.5%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY) 5.5%, 1/1/38	475,000	525,075
Western Boone Multi-School Building Corp, General Obligation (AGM ) 5%, 1/10/20	1,015,000	1,218,619
		1,743,694
Iowa - 0.7%
City of Bettendorf IA, General Obligation 5%, 6/1/30	210,000	238,883

Kentucky - 0.4%
Laurel County School District Finance Corp, (AGM SEEK) 4%, 6/1/16	110,000	121,495

Maryland - 4.4%
Maryland Health & Higher Educational Facilities Authority, (AGM) 5.25%, 8/15/38	535,000	633,033
Maryland State Transportation Authority, (Escrowed To Maturity) 6.8%, 7/1/16	60,000	67,472
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	695,412
		1,395,918
Massachusetts - 2.3%
Massachusetts School Building Authority, (Prerefunded 8/15/15 @ 100) (AGM) 5%, 8/15/23	635,000	722,674

Michigan - 2.7%
Detroit City School District, General Obligation (FGIC Q-SBLF) 6%, 5/1/20	300,000	369,138
Redford Unified School District No 1, General Obligation (AMBAC Q-SBLF) 5%, 5/1/22	410,000	480,819
		849,957
Mississippi - 2.6%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 7.75%, 2/1/14	500,000	557,620
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 8.5%, 2/1/13	260,000	272,147
		829,767
Missouri - 3.1%
City of O'Fallon MO, Certificate Participation (NATL-RE) 5.25%, 11/1/16	100,000	116,136
County of St Louis MO, (Escrowed To Maturity) 5.65%, 2/1/20	500,000	630,845
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	239,024
		986,005
New Jersey - 3.3%
New Jersey State Turnpike Authority, (BHAC-CR FSA) 5.25%, 1/1/28	250,000	321,798
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE-IBC) 6.5%, 1/1/16	655,000	737,864
		1,059,662
New York - 3.6%
City of North Tonawanda NY, General Obligation 4%, 4/1/21	240,000	262,351
New York State Dormitory Authority, (BHAC-CR AMBAC) 5.5%, 7/1/31	250,000	324,653
Port Authority of New York & New Jersey, (GO OF AUTH) 5.375%, 3/1/28	455,000	564,059
		1,151,063
North Carolina - 6.2%
City of Raleigh NC, Certificate Participation 4.75%, 6/1/25	590,000	619,270
County of Dare NC, Certificate Participation (Prerefunded 12/01/12 @ 100) (AMBAC) 5%, 6/1/23	600,000	611,742
North Carolina Medical Care Commission, (HUD SECT 8) 5.5%, 10/1/24	500,000	531,860
State of North Carolina, 4.5%, 5/1/27	200,000	227,764
		1,990,636
Ohio - 1.8%
County of Allen OH, 4.75%, 9/1/27	530,000	571,165

Pennsylvania - 2.6%
Lehigh County General Purpose Authority, (NATL-RE GO OF HOSP) 7%, 7/1/16	760,000	829,897

South Carolina - 1.6%
York County School District No 1, General Obligation (SCSDE) 5%, 3/1/27	440,000	505,881

Texas - 14.9%
Beaumont Independent School District, General Obligation (PSF-GTD) 4.75%, 2/15/38	300,000	328,362
City of San Antonio TX Water System Revenue, 5.125%, 5/15/29	500,000	581,200
City of Sugar Land TX, General Obligation Ltd 5%, 2/15/28	350,000	397,891
County of Bexar TX, General Obligation Ltd 4%, 6/15/32	450,000	470,246
County of Harris TX, General Obligation Ltd (Prerefunded 10/01/18 @ 100) 5.75%, 10/1/24	250,000	319,383
Liberty Hill Independent School District, General Obligation (PSF-GTD) 5%, 8/1/26	410,000	484,800
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC) 6%, 1/1/17	305,000	371,780
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,428,019
State of Texas, General Obligation 5%, 8/1/27	330,000	388,552
		4,770,232
Virginia - 4.6%
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	568,410
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	177,191
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	291,100
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	168,473
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	263,663
		1,468,835
Washington - 2.0%
Grays Harbor County Public Utility District No 1, (AGM) 5.25%, 7/1/24	605,000	645,959

Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	212,290

TOTAL INVESTMENTS - 98.0% (Cost $29,183,146)		31,349,812
NET OTHER ASSETS AND LIABILITIES - 2.0%		640,783
TOTAL ASSETS - 100%		$31,990,595

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
CNTY GTD: County Guaranteed
FGIC: Financial Guaranty Insurance Co.
FSA: Financial Security Assurance
GO OF AUTH: General Obligation of the Authority
GO OF HOSP: General Obligation of the Hospital District	-
HUD SECTION 8: HUD Insured Multifamily Housing
IBC: Insured Bond Certificate
NATL-RE: National Public Finance Guarantee Corp.
PSF GTD: Permanent School Fund Guaranteed
Q-SBLF: Qualified School Board Loan Fund
SCSDE: South Carolina School District-Enhanced (State of SC's Intercept program)
SEEK: Support Education Excellence in Kentucky (State of KY's school district enhancement program for low income communities)
ST GTD: State Guaranteed

See Notes to Portfolio of Investments

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments - June 30, 2012 (unaudited)

LONG TERM MUNICIPAL BONDS - 98.0%	Par Value	Value (Note 1)
Airport - 0.5%
Capital Region Airport Commission, (AGM) 5%, 7/1/20	125,000	$135,675

Development - 5.4%
Loudoun County Industrial Development Authority, 5%, 6/1/31	500,000	561,830
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	801,083
		1,362,913
Education - 10.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	223,916
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	175,611
Prince William County Industrial Development Authority, 5%, 10/1/18	150,000	156,485
University of Virginia, 5%, 6/1/40	255,000	282,262
Virginia College Building Authority, 5%, 4/1/16	100,000	111,173
Virginia College Building Authority, 5%, 9/1/26	140,000	160,194
Virginia College Building Authority, (ST APPROP) 5%, 2/1/29	375,000	430,508
Virginia College Building Authority, (ST APPROP) 5%, 2/1/23	500,000	628,725
Virginia Public School Authority, 5%, 8/1/27	350,000	399,217
Virginia Public School Authority, 5%, 12/1/18	100,000	121,027
		2,689,117
Facilities - 12.3%
Gloucester County Industrial Development Authority, (NATL-RE) 4.375%, 11/1/25	500,000	521,245
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	205,984
Newport News Economic Development Authority, 5%, 7/1/25	745,000	816,177
Northwestern Regional Jail Authority, (NATL-RE) 5%, 7/1/19	50,000	55,313
Prince William County Park Authority, 4%, 4/15/24	320,000	345,597
Roanoke County Economic Development Authority, (ASSURED GTY) 5%, 10/15/16	200,000	231,504
Stafford County & Staunton Industrial Development Authority, (NATL-RE) 4.5%, 8/1/25	700,000	725,788
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	236,362
		3,137,970
General - 7.5%
Fairfax County Economic Development Authority, (NATL-RE) 5.25%, 9/1/19	500,000	501,195
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	365,463
County of Prince William VA, Certificate Participation (AMBAC) 5%, 6/1/22	750,000	808,343
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) 5.5%, 8/1/27	100,000	133,890
Virgin Islands Public Finance Authority, (NATL-RE FGIC) 5%, 10/1/23	100,000	106,832
		1,915,722
General Obligation - 13.4%
County of Arlington VA, General Obligation (Prerefunded 1/15/17 @ 100) 5%, 1/15/25	175,000	208,049
County of Henrico VA, General Obligation (Prerefunded 12/01/18 @ 100) 5%, 12/1/24	200,000	247,974
County of Henrico VA, General Obligation 5%, 7/15/25	150,000	179,289
City of Hopewell VA, General Obligation 5.875%, 7/15/34	500,000	568,410
Town of Leesburg VA, General Obligation 5%, 1/15/41	135,000	152,257
County of Loudoun VA, General Obligation (Prerefunded 12/01/17 @ 100) 5%, 12/1/18	165,000	199,934
County of Prince George VA, General Obligation (ASSURED GTY ) 5%, 2/1/20	200,000	231,830
City of Richmond VA, General Obligation (Prerefunded 7/15/14 @ 100) (AGM) 5%, 7/15/23	750,000	820,088
City of Roanoke VA, General Obligation 5%, 2/1/25	230,000	269,960
Commonwealth of Virginia, General Obligation 5%, 6/1/26	300,000	346,815
Commonwealth of Virginia, General Obligation 5%, 6/1/27	150,000	177,191
		3,401,796
Medical - 13.0%
Augusta County Industrial Development Authority, 5.25%, 9/1/20	1,000,000	1,161,670
Charlotte County Industrial Development Authority/VA, 5%, 9/1/16	335,000	368,547
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	289,550
Harrisonburg Industrial Development Authority, (AMBAC) 4%, 8/15/16	200,000	223,934
Harrisonburg Industrial Development Authority, (AMBAC) 5%, 8/15/46	180,000	187,099
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/16	260,000	276,939
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE) 6.125%, 7/1/17	500,000	578,010
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	222,810
		3,308,559
Multifamily Housing - 8.4%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	785,364
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	329,547
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	755,063
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	263,663
		2,133,636
Power - 3.9%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	645,456
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC) 5.25%, 7/1/24	290,000	341,838
		987,294
Transportation - 3.3%
Puerto Rico Highway & Transportation Authority, (NATL-RE) 5.25%, 7/1/32	445,000	472,323
Puerto Rico Highway & Transportation Authority, (ASSURED GTY) 5.25%, 7/1/34	100,000	114,820
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC) 5.25%, 7/15/22	60,000	75,065
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/22	140,000	165,299
		827,508
Utilities - 3.9%
City of Richmond VA, (AGM) 4.5%, 1/15/33	940,000	994,370

Water - 15.8%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	232,249
Frederick-Winchester Service Authority, (AMBAC) 5%, 10/1/15	570,000	635,704
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	275,200
Henry County Public Service Authority, (AGM) 5.25%, 11/15/13	700,000	740,796
Henry County Public Service Authority, (AGM) 5.25%, 11/15/15	150,000	168,473
Upper Occoquan Sewage Authority, (NATL-RE) 5.15%, 7/1/20	1,000,000	1,248,240
Virginia Resources Authority, 5%, 10/1/27	300,000	352,845
Virginia Resources Authority, 4.5%, 10/1/28	160,000	181,403
Virginia Resources Authority, 5%, 11/1/31	160,000	176,770
		4,011,679

TOTAL INVESTMENTS - 98.0% (Cost $23,215,670)		24,906,237
NET OTHER ASSETS AND LIABILITIES - 2.0%		502,955
TOTAL ASSETS - 100%		$25,409,192

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty
BHAC-CR: Berkshire Hathaway Assuranty Corp.
FGIC: Financial Guaranty Insurance Co.
MBIA-RE: MBIA Insurance Corp.
NATL-RE: National Public Finance Guarantee Corp.
ST APPROP: State Appropriations

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments

Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of June 30, 2012, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of June 30, 2012 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
Fund	Level 1	Level 2	Level 3	Value at 6/30/12

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,906,237	$ -	$ 24,906,237
Total	$ -	$ 24,906,237	$ -	$ 24,906,237

National Fund
Long Term Municipal Bonds	$ -	$ 31,349,812	$ -	$ 31,349,812
Total	$ -	$ 31,349,812	$ -	$ 31,349,812

The funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended June 30, 2012.

The funds adopted guidance on enhanced disclosures about a fund's deravitive and hedging activities.  Management has determined that there is no impact on the financial statements of the funds as they did not hold derivative financial instruments during the period.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011, and therefore not effective for the current fiscal year.  The adviser is in the process of assessing the impact of the updated standards on the Fund’s financial statements.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Discussion of Risks:  Please see the most current version of the funds’ prospectus for a discussion of risks associated with investing in the funds.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they've produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word "security" itself seems a misnomer.  Although the investment adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities.  Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the funds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: August 24, 2012

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: August 24, 2012